Supplement dated June 6, 2019

to the Prospectuses dated May 1, 2009 for:

•	Survivorship VUL GuardSM [1], as supplemented

•	Survivorship Variable Universal Life II [2], as supplemented

This supplement revises the prospectuses to reflect the following changes:

Effective May 1, 2019, MassMutual reduced the current withdrawal fee/charge for each withdrawal made from your policy to $0 per withdrawal.

•	Summary of Benefits and Risks

Risks of the Policy – The section titled Limitations on Access to Cash Value is replaced with the following:

•	Withdrawals were not available in the first policy year.
•	Withdrawals are not available after the younger insured’s attained age 99. (An insured’s “attained age” is equal to his or her issue age plus the number of completed policy years.)
•	A withdrawal reduces the policy values and may reduce the face amount of the policy. A withdrawal may have adverse tax consequences.
•	We may not allow a withdrawal if it would reduce the face amount to less than the policy’s minimum face amount.
•	The minimum withdrawal is $100, including the withdrawal fee.
•	The maximum withdrawal is 75% of the net surrender value.
•	The maximum loan and withdrawal amounts were generally lower in the policy’s early years.

•	Fee Tables

Transaction Fees – The section titled Withdrawal Fee is replaced with the following:

Processing Fees	When Fee is Deducted	Current Amount Deducted	Maximum Amount Deducted
Withdrawal Fee	When you withdraw a portion of your account value from the policy.	$0 per withdrawal	The lesser of $25 per withdrawal or 2% of the amount withdrawn

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•	Policy Transactions

Withdrawals – The following information replaces the first paragraph:

After the first policy year, you may withdraw up to 75% of the current net surrender value. The minimum amount you can withdraw is $100, including the withdrawal fee. We do not charge a surrender charge for a withdrawal. You may not make a withdrawal after the younger insured’s attained age 99.

•	Policy Transactions

Withdrawals – The following information replaces the Example:

Example:

Assume Death Benefit Option 1 is in effect and prior to the withdrawal the policy has a face amount of $600,000 and an account value of $120,000. If you make a withdrawal of $30,000, the account value will be reduced to $90,000 and the face amount will be reduced to $570,000. The withdrawal payment will be $30,000.

•	Charges and Deductions

Withdrawal Charge – The following replaces the paragraph in its entirety:

Withdrawal Charge

The current charge for a withdrawal from your policy is $0. The maximum charge is the lesser of 2% of the amount withdrawn or $25 per withdrawal. (We will deduct the withdrawal charge from the amount withdrawn.) This charge reimburses us for processing the withdrawal.

There are no other changes being made at this time.

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at (800) 272-2216 (8 a.m. - 8 p.m. Eastern Time), or visit us online at www.MassMutual.com/contact-us.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

These products are no longer available for sale.

1	Issued by Massachusetts Mutual Life Insurance Company (“MassMutual”) where available.
2	Issued by MassMutual in California and New York and by C.M. Life Insurance Company in all other jurisdictions where available.

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Supplement dated June 6, 2019

to the Prospectuses for:

•	Survivorship Variable Universal Life, dated May 1, 2005, as supplemented

•	Survivorship Variable Universal Life II, dated May 1, 2009, as supplemented

•	Survivorship VUL GuardSM , dated May 1, 2009, as supplemented

•	VUL GuardSM , dated May 1, 2009, as supplemented

This supplement revises the Prospectuses to reflect the following changes:

•	Effective May 17, 2019, T. Rowe Price Associates, Inc. replaced OppenheimerFunds, Inc. as the co-investment sub-adviser for MML Equity Fund. All references in the Prospectuses to OppenheimerFunds, Inc. as the co-investment sub-adviser to MML Equity Fund are replaced with T. Rowe Price Associates, Inc.

•	Effective after the close of the New York Stock Exchange (NYSE) on May 24, 2019, Invesco Advisers, Inc. replaced OppenheimerFunds, Inc. as the investment sub-adviser for MML Small Cap Equity Fund. All references in the Prospectuses to OppenheimerFunds, Inc. as the investment sub-adviser for MML Small Cap Equity Fund are replaced with Invesco Advisers, Inc.

•	On May 24, 2019, Invesco Ltd. acquired OppenheimerFunds, Inc. In connection with this transaction (the “Acquisition”), the Board of Trustees of Oppenheimer Variable Account Funds (the “Oppenheimer VA Trust”) approved the transfer of the assets and liabilities of each series of the Oppenheimer VA Trust identified in the chart below (individually, an “Oppenheimer Fund” and collectively, the “Oppenheimer Funds”) to a corresponding, newly formed series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (individually, an “Invesco Oppenheimer Fund” and collectively, the “Invesco Oppenheimer Funds”). Each Invesco Oppenheimer Fund has the same investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund.

After the close of the NYSE on May 24, 2019, we transferred policy value allocated to each of the Oppenheimer Funds into the corresponding Invesco Oppenheimer Funds. If you submitted transaction requests (in good order) involving any of the Oppenheimer Funds before the close of the NYSE on May 24, 2019, we processed those requests prior to the Acquisition.

The Oppenheimer Funds are no longer available as an investment choice. Additionally, we will consider any reference to an Oppenheimer Fund in a written transaction request received in good order after May 24, 2019 to be a reference to the corresponding Invesco Oppenheimer Fund.

Impact on Systematic Programs and Premium Payment Allocations. After May 24, 2019, if you had current systematic program elections and/or premium payment instructions on file directing us to utilize an Oppenheimer Fund, we replaced the Oppenheimer Fund with the corresponding Invesco Oppenheimer Fund.

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In relation to this transaction, please note the following:

Trust:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is the trust for the Invesco Oppenheimer Funds.

Funds, Investment Adviser, and Investment Sub-Adviser:

MERGING FUND		ACQUIRING FUND
Oppenheimer Capital Appreciation Fund/VA		Invesco Oppenheimer V.I. Capital Appreciation Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Discovery Mid Cap Growth Fund/VA		Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Global Fund/VA		Invesco Oppenheimer V.I. Global Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Global Strategic Income Fund/VA		Invesco Oppenheimer V.I. Global Strategic Income Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer International Growth Fund/VA		Invesco Oppenheimer V.I. International Growth Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Main Street Fund®/VA		Invesco Oppenheimer V.I. Main Street Fund®
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A
Oppenheimer Total Return Bond Fund/VA		Invesco Oppenheimer V.I. Total Return Bond Fund
Adviser:	OFI Global Asset Management, Inc.	Adviser:	Invesco Advisers, Inc.
Sub-Adviser:	OppenheimerFunds, Inc.	Sub-Adviser:	N/A

All references in the Prospectuses to an Oppenheimer Fund are replaced with the corresponding Invesco Oppenheimer Fund.

If you have questions about this supplement, or other product questions, you may contact your registered representative, call our Customer Service Center at (800) 272-2216 (8 a.m. - 8 p.m. Eastern Time), or visit us online at www.MassMutual.com/contact-us.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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